Assets held for sale and discontinued operations - Summary of Income Statement for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	£ 19,850	£ 21,659	£ 18,449
Operating profit	4,475	4,879	4,371
Finance income	248	138	50
Finance costs	(1,712)	(1,598)	(1,072)
Profit before tax	3,048	3,590	3,441
Total profit after tax from discontinued operations	74	5,083	171
Discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	0	1,604	1,362
Other operating costs	0	(889)	(725)
Operating profit	0	715	637
Finance income	17	21	0
Finance costs	62	(363)	(230)
Profit before tax	79	373	407
Tax	(1)	(93)	(236)
Profit after tax from discontinued operations	78	280	171
(Loss)/gain on disposal	(4)	4,803	0
Total profit after tax from discontinued operations	£ 74	£ 5,083	171
Discontinued operations | UK
Disclosure of analysis of other comprehensive income by item [line items]
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes			£ 145